SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Foreign Currency Balances
	2016	2015	2014
Year end RMB: US$ exchange rate	6.9370	6.4917	6.1460
Average yearly RMB: US$ exchange rate	6.6401	6.2288	6.1457

Schedule of Property, Plant and Equipment,Estmated Useful life
Depreciation is provided over their estimated useful lives, using the straight-line method. Estimated useful lives are as follows:

Plant, buildings and improvements	5 ~ 20 years
Machinery and equipment	5 ~ 20 years
Motor vehicles	5 years
Office Equipment	5 ~ 10 years